Related Party Transaction	12 Months Ended
May 31, 2012
Related Party Transaction
18.	RELATED PARTY TRANSACTION

The Group had the following balances and transaction with related parties:

			Prepaid rent and deposit to a related party - non-current As of May 31,		Amounts due to a related party - current As of May 31,
	Notes	Relationship	2011	2012	2011	2012
			US$	US$	US$	US$

Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO	—	1,449	—	164

				Rental expense For the year ended May, 31
				2010	2011	2012
				US$	US$	US$

Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO		—	—	722

Since April 2010, the Group began renting a large portion of a building owned by Metropolis Holding China Limited for office space. In March 2012, Metropolis Holding China Limited was acquired by a company wholly owned by Mr. Michael Minhong Yu, the Group’s chairman and chief executive officer. As a result, Metropolis Holding China Limited became a related party of the Group thereafter. As of May 31, 2012, the amounts due from Metropolis Holding China Limited were US$1,400 which represented prepaid rent and deposit for the building, and amount due to Metropolis Holding China Limited was US$200 which represented rental payment payable. The amount of the rental payments was determined based on the prevailing market rates and was duly approved by all of the directors. The amount due to Metropolis Holding China Limited is non-interest bearing and unsecured and has no fixed repayment terms.